Critical accounting estimates and judgements	6 Months Ended
Jun. 30, 2023
Critical Accounting Estimates And Judgments [Abstract]
Critical accounting estimates and judgements	Critical accounting estimates and judgements
The preparation of the financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions. These judgements, estimates and assumptions affect the reported assets and liabilities as well as income and expenses in the financial period.

The estimates are based on information available when the consolidated financial statements are prepared, historical experience and various other factors which are believed to be reasonable under the circumstances, the results of which form the basis of making judgements about the carrying values of assets and liabilities that are not readily apparent from other sources.
3.Critical accounting estimates and judgements (continued)

The significant estimates and judgements made by management in applying the Group’s accounting policies are the same as those applied in the consolidated financial statements for the year ended December 31, 2022, with the addition of a judgement relating to the contract liability amounts pertaining to certain projects in the Group’s collaboration with BMS as detailed in note 17.

Existing circumstances and assumptions about future developments may change due to market changes or circumstances arising that are beyond the Group’s control. Hence, estimates may vary from the actual values. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or the period of revision and future periods if this revision affects both current and future periods.